Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Member]
Property and Equipment, net [Abstract]
Property and Equipment by Major Asset Classes
The following table shows the Company’s office furniture and equipment by major asset classes as of December 31, 2024.

	Year Ended
	December 31, 2023	December 31, 2024
Installations	$—	$1,809,400
Office Furniture	—	116,613
Other fixtures and fittings, office equipment	—	68,178
Property and equipment, net	$—	$1,994,191